INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that give rise to deferred tax assets are as follows:

	For the Years Ended December 31,
	2014	2013

Current:
Accrued expenses	$38,900	$-
Non-current:
Stock compensation	90,794	-

Net operating loss carryforward	1,596,600	1,031,451

Research and development credit carryforward	20,890	10,826

Total deferred tax asset	1,747,184	1,042,277

Valuation allowance	(1,747,184)	(1,042,277)

Deferred tax asset, net of valuation allowance	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For the Years Ended December 31,
	2014	2013
U.S. statutory federal rate	(34.0)%	(34.0)%
State income taxes, net of federal tax benefit	(5.6)%	(5.9)%
Permanent differences	1.5%	0.9%
Prior year true-ups	(0.1)%	-%
R&D tax credit	(0.6)%	-%
Change in valuation allowance	38.8%	39.0%
Income tax provision (benefit)	-%	-%

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The income tax provision consists of the following:

	For the Years Ended December 31,
	2014	2013
Federal
Current	$-	$-
Deferred	(550,708)	(294,558)
State and local
Current	-	-
Deferred	(154,199)	(51,114)
Change in valuation allowance	704,907	345,672
Income tax provision (benefit)	$-	$-